25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) Exchange rate
Designated as Hedging Instrument [Member] | Corn [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	156.76
Designated as Hedging Instrument [Member] | Corn [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	141.08
Designated as Hedging Instrument [Member] | Corn [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	117.57
Designated as Hedging Instrument [Member] | Corn [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	195.95
Designated as Hedging Instrument [Member] | Corn [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	235.14
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	122.14
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	109.93
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	91.61
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	152.68
Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	183.21
Designated as Hedging Instrument [Member] | Soybean [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	359.21
Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	323.29
Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	269.41
Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	449.01
Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	538.81
Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	773.62
Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	696.26
Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	580.22
Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	967.03
Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Exchange rate | Exchange rate	1,160.43
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Corn [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Increase in the price of corn
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 21,282
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(10,407)
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(56,223)
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	134,333
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 248,090
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Increase in the price of soybean meal
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 24
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	11,091
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	29,964
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(28,577)
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (60,032)
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Increase in the price of soybean
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 3,056
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(2,007)
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(9,603)
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	15,715
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 28,373
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Increase in the price of soybean oil
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (3,686)
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(507)
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	5,637
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(16,825)
Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (28,497)
Non-Deliverable Forward - Corn Sale [Member] | Designated as Hedging Instrument [Member] | Corn [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Increase in the price of corn
Non-Deliverable Forward - Corn Sale [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 13,878
Non-Deliverable Forward - Corn Sale [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	83,998
Non-Deliverable Forward - Corn Sale [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	189,178
Non-Deliverable Forward - Corn Sale [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(161,423)
Non-Deliverable Forward - Corn Sale [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (336,723)
Non-Deliverable Forward - Corn Purchase [Member] | Designated as Hedging Instrument [Member] | Corn [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Decrease in the price of corn
Non-Deliverable Forward - Corn Purchase [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (34,285)
Non-Deliverable Forward - Corn Purchase [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(57,645)
Non-Deliverable Forward - Corn Purchase [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(92,685)
Non-Deliverable Forward - Corn Purchase [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	24,115
Non-Deliverable Forward - Corn Purchase [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 82,515
Put [Member] | Designated as Hedging Instrument [Member] | Corn [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Increase in the price of corn
Put [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (875)
Put [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(15,946)
Put [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(38,552)
Put [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Put [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Corn Options [Member] | Designated as Hedging Instrument [Member] | Corn [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Decrease in the price of corn
Corn Options [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Corn Options [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Corn Options [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(1,718)
Corn Options [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	2,975
Corn Options [Member] | Designated as Hedging Instrument [Member] | Corn [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 6,118
Non-Deliverable Forward - Soybeal Meal Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Decrease in the price of soybean meal
Non-Deliverable Forward - Soybeal Meal Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (24)
Non-Deliverable Forward - Soybeal Meal Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(8,435)
Non-Deliverable Forward - Soybeal Meal Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(21,052)
Non-Deliverable Forward - Soybeal Meal Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	21,004
Non-Deliverable Forward - Soybeal Meal Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 42,032
Soybean Meal Options [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Decrease in the price of soybean meal
Soybean Meal Options [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Soybean Meal Options [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(2,656)
Soybean Meal Options [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(8,912)
Soybean Meal Options [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	7,573
Soybean Meal Options [Member] | Designated as Hedging Instrument [Member] | Soybean Meal [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 18,000
NDF - Soybean Sale [Member] | Designated as Hedging Instrument [Member] | Soybean [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Increase in the price of soybean
NDF - Soybean Sale [Member] | Designated as Hedging Instrument [Member] | Soybean [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (3,056)
NDF - Soybean Sale [Member] | Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	2,007
NDF - Soybean Sale [Member] | Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	9,603
NDF - Soybean Sale [Member] | Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(15,715)
NDF - Soybean Sale [Member] | Designated as Hedging Instrument [Member] | Soybean [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (28,373)
NDF - Soybean Oil Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Decrease in the price of soybean oil
NDF - Soybean Oil Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 3,686
NDF - Soybean Oil Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	255
NDF - Soybean Oil Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(4,892)
NDF - Soybean Oil Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	12,263
NDF - Soybean Oil Purchase [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 20,840
Soybean Oil Options [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Decrease in the price of soybean oil
Soybean Oil Options [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
Soybean Oil Options [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario I Decrease 10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	252
Soybean Oil Options [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario II Decrease 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(745)
Soybean Oil Options [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario III Increase 25% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	4,562
Soybean Oil Options [Member] | Designated as Hedging Instrument [Member] | Soybean Oil [Member] | Scenario IV Increase 50% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 7,657
United States of America, Dollars | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | Exchange rate	4.0307
United States of America, Dollars | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | Exchange rate	3.6276
United States of America, Dollars | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | Exchange rate	3.023
United States of America, Dollars | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | Exchange rate	5.0384
United States of America, Dollars | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | Exchange rate	6.0461
United States of America, Dollars | Not Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (17,030)
United States of America, Dollars | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(244,723)
United States of America, Dollars | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(586,023)
United States of America, Dollars | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	555,526
United States of America, Dollars | Not Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 1,124,359
United States of America, Dollars | Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Devaluation of R$
United States of America, Dollars | Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 46,325
United States of America, Dollars | Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	248,991
United States of America, Dollars | Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	552,991
United States of America, Dollars | Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(460,341)
United States of America, Dollars | Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (967,007)
United States of America, Dollars | Options - Currencies [Member] | Designated as Hedging Instrument [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Devaluation of R$
United States of America, Dollars | Options - Currencies [Member] | Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 52,954
United States of America, Dollars | Options - Currencies [Member] | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	428,644
United States of America, Dollars | Options - Currencies [Member] | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	1,072,548
United States of America, Dollars | Options - Currencies [Member] | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(880,094)
United States of America, Dollars | Options - Currencies [Member] | Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (1,953,268)
United States of America, Dollars | Options - Currencies [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Devaluation of R$
United States of America, Dollars | Options - Currencies [Member] | Not Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect
United States of America, Dollars | Options - Currencies [Member] | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	5,886
United States of America, Dollars | Options - Currencies [Member] | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	14,955
United States of America, Dollars | Options - Currencies [Member] | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(11,391)
United States of America, Dollars | Options - Currencies [Member] | Not Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (26,506)
United States of America, Dollars | Bonds [Member] | Designated as Hedging Instrument [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Devaluation of R$
United States of America, Dollars | Bonds [Member] | Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (518,452)
United States of America, Dollars | Bonds [Member] | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(413,931)
United States of America, Dollars | Bonds [Member] | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(257,149)
United States of America, Dollars | Bonds [Member] | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(779,754)
United States of America, Dollars | Bonds [Member] | Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (1,041,056)
United States of America, Dollars | Exports (Object) [Member] | Designated as Hedging Instrument [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Appreciation of R$
United States of America, Dollars | Exports (Object) [Member] | Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 442,051
United States of America, Dollars | Exports (Object) [Member] | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(149,406)
United States of America, Dollars | Exports (Object) [Member] | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(1,116,964)
United States of America, Dollars | Exports (Object) [Member] | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	1,914,520
United States of America, Dollars | Exports (Object) [Member] | Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 3,527,114
United States of America, Dollars | Cost (Object) [Member] | Designated as Hedging Instrument [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Appreciation of R$
United States of America, Dollars | Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (22,878)
United States of America, Dollars | Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(114,298)
United States of America, Dollars | Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(251,426)
United States of America, Dollars | Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	205,669
United States of America, Dollars | Cost (Object) [Member] | Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 434,217
United States of America, Dollars | NDF - Purchase [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Appreciation of R$
United States of America, Dollars | Future Purchase - B3 [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Appreciation of R$
United States of America, Dollars | Future Purchase - B3 [Member] | Not Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 1,605
United States of America, Dollars | Future Purchase - B3 [Member] | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(76,792)
United States of America, Dollars | Future Purchase - B3 [Member] | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(194,388)
United States of America, Dollars | Future Purchase - B3 [Member] | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	197,598
United States of America, Dollars | Future Purchase - B3 [Member] | Not Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	393,591
United States of America, Dollars | NDF Purchase [Member] | Not Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(18,635)
United States of America, Dollars | NDF Purchase [Member] | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(173,817)
United States of America, Dollars | NDF Purchase [Member] | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(406,590)
United States of America, Dollars | NDF Purchase [Member] | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	369,319
United States of America, Dollars | NDF Purchase [Member] | Not Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	757,274
Euro Member Countries, Euro | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (9,147)
Exchange rate | Exchange rate	4.5305
Euro Member Countries, Euro | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (136,500)
Exchange rate | Exchange rate	4.0775
Euro Member Countries, Euro | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (327,526)
Exchange rate | Exchange rate	3.3979
Euro Member Countries, Euro | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 309,230
Exchange rate | Exchange rate	5.6631
Euro Member Countries, Euro | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 627,609
Exchange rate | Exchange rate	6.7958
Euro Member Countries, Euro | NDF - Purchase [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Appreciation of R$
Euro Member Countries, Euro | NDF - Purchase [Member] | Not Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (7,825)
Euro Member Countries, Euro | NDF - Purchase [Member] | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(109,762)
Euro Member Countries, Euro | NDF - Purchase [Member] | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(262,666)
Euro Member Countries, Euro | NDF - Purchase [Member] | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	247,015
Euro Member Countries, Euro | NDF - Purchase [Member] | Not Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 501,856
Euro Member Countries, Euro | NDF - Purchase EUR x USD [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Appreciation of EUR
Euro Member Countries, Euro | NDF - Purchase EUR x USD [Member] | Not Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 442
Euro Member Countries, Euro | NDF - Purchase EUR x USD [Member] | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(15,415)
Euro Member Countries, Euro | NDF - Purchase EUR x USD [Member] | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(39,200)
Euro Member Countries, Euro | NDF - Purchase EUR x USD [Member] | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	40,083
Euro Member Countries, Euro | NDF - Purchase EUR x USD [Member] | Not Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 79,725
Euro Member Countries, Euro | NDF - Purchase EUR x RUB [Member] | Not Designated as Hedging Instrument [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk	Appreciation of EUR
Euro Member Countries, Euro | NDF - Purchase EUR x RUB [Member] | Not Designated as Hedging Instrument [Member] | Current Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ (1,764)
Euro Member Countries, Euro | NDF - Purchase EUR x RUB [Member] | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(11,323)
Euro Member Countries, Euro | NDF - Purchase EUR x RUB [Member] | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	(25,660)
Euro Member Countries, Euro | NDF - Purchase EUR x RUB [Member] | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	22,132
Euro Member Countries, Euro | NDF - Purchase EUR x RUB [Member] | Not Designated as Hedging Instrument [Member] | Scenario IV 50% Devaluation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net effect	R$ 46,028